Fair Value Measurement - Additional Information (Detail) - Fair Value, Nonrecurring [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Level 3 [Member]
Equity Method Investments | $		$ 1
Maximum [Member]
Equity Method Investments	¥ 11,480	$ 1,642
Minimum [Member] | Level 3 [Member]
Equity Method Investments | ¥	¥ 8		¥ 100,273